Business Combinations - Schedule of Unaudited Pro Forma Consolidated Results of Operations (Details) - Darnatein [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Unaudited Pro Forma Consolidated Results of Operations [Line Items]
Total operating revenues
Net Income(loss)	$ (141,742)	$ (751,979,471)